WARRANTS (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Annual Risk-Free Rate	1-year T-Bill	2-year T-Bill
Minimum[Member]
Exercise (strike) price of Security	$ 0.75	$ 0.75
Price of the Issuer's Security	$ 1.00	$ 1.00
Time to Maturity in years	3 years	3 years
Annualized Volatility (Beta)	59.00%	25.00%
Maximum [Member]
Exercise (strike) price of Security	$ 1.50	$ 1.50
Price of the Issuer's Security	$ 2.00	$ 2.00
Time to Maturity in years	5 years	5 years
Annualized Volatility (Beta)	493.00%	75.00%